Financial instruments - additional disclosures (Tables)	12 Months Ended
Dec. 31, 2022
Financial Instruments - additional disclosure [abstract]
Disclosure of financial assets and financial liabilities
		2022

(USD millions)	Note	Financial instruments at amortized costs	Financial instruments at fair value through other comprehensive income	Financial instruments at fair value through the consolidated income statement	Other financial liabilities at amortized costs

Cash and cash equivalents	16	7 517

Time deposits and short-term investments with original maturity more than 90 days	16	11 089

Trade receivables	15	8 066

Other receivables and current assets	17	958

Marketable securities - debt securities	16		9

Long-term financial investments - equity securities	13		828	317

Long-term financial investments - debt securities	13		37

Long-term financial investments - fund investments	13			281

Long-term loans, advances, security deposits and other long-term receivables	13	341

Associated companies at fair value through profit and loss				129

Derivative financial instruments	16			204

Contingent consideration receivables	13/17			650

Total financial assets		27 971	874	1 581

Bank and other short-term financial debt	21	863

Commercial paper	21	2 772

Straight bonds	19	22 341

Long-term liabilities to banks and other financial institutions	19	144

Trade payables		5 146

Contingent consideration liabilities (see Note 20/22) and other financial liabilities				1 067

Derivative financial instruments	21			55

Lease liabilities	10				1 789

Total financial liabilities		31 266		1 122	1 789

		2021

(USD millions)	Note	Financial instruments at amortized costs	Financial instruments at fair value through other comprehensive income	Financial instruments at fair value through the consolidated income statement	Other financial liabilities at amortized costs

Cash and cash equivalents [1]	16	10 397	2 010

Time deposits and short-term investments with original maturity more than 90 days	16	12 965

Trade receivables	15	8 005

Other receivables and current assets	17	793

Marketable securities - debt securities	16		2 741

Long-term financial investments - equity securities	13		1 195	468

Long-term financial investments - debt securities	13		34

Long-term financial investments - fund investments	13			366

Long-term loans, advances, security deposits and other long-term receivables	13	332

Associated companies at fair value through profit and loss				192

Derivative financial instruments	16			105

Contingent consideration receivables	13			641

Total financial assets		32 492	5 980	1 772

Interest-bearing accounts of employees payable on demand	21	1 814

Bank and other short-term financial debt	21	899

Commercial paper	21	893

Straight bonds	19	25 296

Long-term liabilities to banks and other financial institutions	19	227

Trade payables		5 553

Commitment for repurchase of own shares	18/22	2 809

Contingent consideration liabilities (see Note 20/22) and other financial liabilities				1 094

Derivative financial instruments	21			68

Lease liabilities	10				1 896

Total financial liabilities		37 491		1 162	1 896

[1] Includes short-term highly rated government-backed debt securities, with an original maturity of three months or less

Derivative financial instruments
	Contract or underlying principal amount		Positive fair values		Negative fair values

(USD millions)	2022	2021	2022	2021	2022	2021

Forward foreign exchange rate contracts	7 907	13 248	189	92	-41	-35

Commodity purchase contract	97	17	15	13

Options on equity securities	39	82			-14	-33

Total derivative financial instruments included in marketable securities and in current financial debts	8 043	13 347	204	105	-55	-68

Contract or underlying principal amount the derivative financial instruments, by currency
	2022

(USD millions)	EUR	USD	Other	Total

Forward foreign exchange rate contracts	687	5 659	1 561	7 907

Commodity purchase contract	80	17		97

Options on equity securities		39		39

Total derivative financial instruments	767	5 715	1 561	8 043

	2021

(USD millions)	EUR	USD	Other	Total

Forward foreign exchange rate contracts	1 485	5 158	6 605	13 248

Commodity purchase contract		17		17

Options on equity securities		82		82

Total derivative financial instruments	1 485	5 257	6 605	13 347

Fair value by hierarchy
	2022

(USD millions)	Level 1	Level 2	Level 3	Total

Financial assets
Marketable securities
Debt securities		9		9

Derivative financial instruments		204		204

Total marketable securities and derivative financial instruments at fair value		213		213

Current contingent consideration receivables			43	43

Long-term financial investments
Debt and equity securities	473	10	699	1 182

Fund investments	20		261	281

Non-current contingent consideration receivables			607	607

Total long-term financial investments at fair value	493	10	1 567	2 070

Associated companies at fair value through profit and loss			129	129

Financial liabilities
Current contingent consideration liabilities			-131	-131

Derivative financial instruments		-55		-55

Total current financial liabilities at fair values		-55	-131	-186

Non-current contingent consideration liabilities			-704	-704

Other financial liabilities			-232	-232

Total non-current financial liabilities at fair value			-936	-936

	2021

(USD millions)	Level 1	Level 2	Level 3	Total

Financial assets
Cash and cash equivalents
Debt securities [1]	2 010			2 010

Total cash and cash equivalents at fair value	2 010			2 010

Marketable securities and derivative financial instruments
Debt securities	2 719	22		2 741

Derivative financial instruments		105		105

Total marketable securities and derivative financial instruments at fair value	2 719	127		2 846

Long-term financial investments
Debt and equity securities	1 080		617	1 697

Fund investments	28		338	366

Contingent consideration receivables			641	641

Total long-term financial investments at fair value	1 108		1 596	2 704

Associated companies at fair value through profit and loss			192	192

Financial liabilities
Contingent consideration payables			-1 075	-1 075

Derivative financial instruments		-68		-68

Other financial liabilities			-19	-19

Total financial liabilities at fair value		-68	-1 094	-1 162

[1] Includes short-term highly rated government-backed debt securities, with an original maturity of three months or less

Reconciliation of changes in fair value measurement
	2022

(USD millions)	Associated companies at fair value through profit and loss	Fund investments	Long-term financial investments	Contingent consideration receivables	Contingent consideration liabilities	Other financial liabiltiies

January 1	192	338	617	641	-1 075	-19

Fair value gains and other adjustments, including from divestments recognized in the consolidated income statement		4	35	53	530	15

Fair value losses (including impairments and amortizations) and other adjustments recognized in the consolidated income statement	-63	-78	-84		-114	-18

Fair value adjustments recognized in the consolidated statement of comprehensive income, including currency translation effects			24		11

Purchases	4	11	160		-231	-238

Cash receipts and payments				-44	44	28

Disposals		-12	-13

Reclassification	-4	-2	-40

December 31	129	261	699	650	-835	-232

Total of fair value gains and losses recognized in the consolidated income statement for assets and liabilities held at December 31, 2022	-63	-74	-49	53	416	-3

	2021

(USD millions)	Associated companies at fair value through profit and loss	Fund investments	Long-term financial investments	Contingent consideration receivables	Contingent consideration payables

January 1	211	366	460	625	-1 046

Fair value gains and other adjustments, including from divestments recognized in the consolidated income statement	2	70	69	124	182

Fair value losses (including impairments and amortizations) and other adjustments recognized in the consolidated income statement	-26	-8	-13	-44	-189

Fair value adjustments recognized in the consolidated statement of comprehensive income, including currency translation effects	-2	-1	51	-22	22

Purchases	34	12	137		-88

Cash receipts and payments				-42	44

Disposals	-27	-71	-43

Reclassification		-30	-44

December 31	192	338	617	641	-1 075

Total of fair value gains and losses recognized in the consolidated income statement for assets and liabilities held at December 31, 2021	-24	62	56	80	-7

Equity securities measured at fair value through other comprehensive income
(USD millions)	2022	2021

Listed equity securities	438	888

Non-listed equity securities	390	307

Total equity securities	828	1 195

Monitoring of net debt or liquidity based on contractual maturities
	2022

(USD millions)	Due within one month	Due later than one month but less than three months	Due later than three months but less than one year	Due later than one year but less than five years	Due after five years	Total

Current assets
Marketable securities, time deposits and short-term investments with original maturity more than 90 days and accrued interest	4 142	6 911	36		9	11 098

Commodities					111	111

Derivative financial instruments	23	147	19		15	204

Cash and cash equivalents	4 011	3 506				7 517

Total current financial assets	8 176	10 564	55		135	18 930

Non-current liabilities
Financial debt				-8 975	-11 269	-20 244

Financial debt - undiscounted				-9 002	-11 394	-20 396

Total non-current financial debt				-8 975	-11 269	-20 244

Current liabilities
Financial debt	-3 215	-146	-2 515			-5 876

Financial debt - undiscounted	-3 215	-146	-2 517			-5 878

Derivative financial instruments	-38	-13	-4			-55

Total current financial debt	-3 253	-159	-2 519			-5 931

Net debt	4 923	10 405	-2 464	-8 975	-11 134	-7 245

	2021

(USD millions)	Due within one month	Due later than one month but less than three months	Due later than three months but less than one year	Due later than one year but less than five years	Due after five years	Total

Current assets
Marketable securities, time deposits and short-term investments with original maturity more than 90 days and accrued interest	11	14 585	1 088	4	18	15 706

Commodities					111	111

Derivative financial instruments	21	64	7		13	105

Cash and cash equivalents	7 406	5 001				12 407

Total current financial assets	7 438	19 650	1 095	4	142	28 329

Non-current liabilities
Financial debt				-8 464	-14 438	-22 902

Financial debt - undiscounted				-8 490	-14 587	-23 077

Total non-current financial debt				-8 464	-14 438	-22 902

Current liabilities
Financial debt	-2 780	-521	-2 926			-6 227

Financial debt - undiscounted	-2 780	-521	-2 928			-6 229

Derivative financial instruments	-50	-16	-2			-68

Total current financial debt	-2 830	-537	-2 928			-6 295

Net debt	4 608	19 113	-1 833	-8 460	-14 296	-868

Derivative financial instruments and accrued interest on derivative financial instruments
	2022

(USD millions)	Due within one month	Due later than one month but less than three months	Due later than three months but less than one year	Total

Derivative financial instruments and accrued interest on derivative financial instruments
Potential outflows in various currencies - from financial derivative liabilities	-2 029	-4 598	-316	-6 943

Potential inflows in various currencies - from financial derivative assets	2 029	4 712	321	7 062

	2021

(USD millions)	Due within one month	Due later than one month but less than three months	Due later than three months but less than one year	Total

Derivative financial instruments and accrued interest on derivative financial instruments
Potential outflows in various currencies - from financial derivative liabilities	-843	-5 482	-461	-6 786

Potential inflows in various currencies - from financial derivative assets	847	5 516	457	6 820

Other contractual liabilities of the net debt or liquidity
	2022

(USD millions)	Due within three months	Due later than three months but less than one year	Due later than one year but less than five years	Due after five years	Total

Contractual interest on non-current liabilities	-64	-412	-1 432	-3 624	-5 532

Lease liabilities [1]	-71	-180	-616	-922	-1 789

Trade payables	-5 020	-126			-5 146

Contingent consideration liabilities	-16	-115	-437	-267	-835

[1] Note 10 provides additional disclosures related to lease liabilities.
	2021

(USD millions)	Due within three months	Due later than three months but less than one year	Due later than one year but less than five years	Due after five years	Total

Contractual interest on non-current liabilities	-82	-445	-1 628	-3 908	-6 063

Lease liabilities [1]	-78	-197	-639	-982	-1 896

Trade payables	-5 373	-180			-5 553

Commitment for repurchase of own shares	-2 809				-2 809

Contingent consideration liabilities	-54	-65	-517	-439	-1 075

[1] Note 10 provides additional disclosures related to lease liabilities.

Potential impact on the consolidated income statement due to increase (decrease) in currency exchange rates
(USD millions)	2022	2021

5% increase in foreign currency exchange rates against USD	-6	3

5% decrease in foreign currency exchange rates against USD	7	-3

Potential impact on the consolidated equity due to increase (decrease) in currency exchange rates
(USD millions)	2022	2021

5% increase in foreign currency exchange rates against USD	93	99

5% decrease in foreign currency exchange rates against USD	-98	-104

Potential impact on the consolidated income statement due to increase (decrease) in equity prices
(USD millions)	2022	2021

15% increase in equity prices	109	154

15% decrease in equity prices	-109	-154

Potential impact on the consolidated equity due to increase (decrease) in equity prices
(USD millions)	2022	2021

15% increase in equity prices	124	179

15% decrease in equity prices	-124	-179